Debt issues - Summary (Details) - AUD ($) $ in Millions	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Debt issues
Short-term debt	$ 34,665	$ 32,328
Long-term debt	136,739	136,956
Total debt issues	171,404	169,284	$ 156,573
Own issuances
Debt issues
Short-term debt	34,665	32,328
Covered bonds
Debt issues
Long-term debt	37,671	39,472
Senior
Debt issues
Long-term debt	93,489	91,945
Securitisation
Debt issues
Long-term debt	5,579	5,539
Parent Entity
Debt issues
Short-term debt	32,252	28,905
Long-term debt	110,370	114,977
Total debt issues	142,622	143,882	$ 134,957
Parent Entity | Own issuances
Debt issues
Short-term debt	32,252	28,905
Parent Entity | Covered bonds
Debt issues
Long-term debt	31,911	35,513
Parent Entity | Senior
Debt issues
Long-term debt	$ 78,459	$ 79,464